TYPE			13F-HR
PERIOD			06/30/03
FILER
CIK			0001107213
CCC			nodxp$4c
FILER
SROS			None
SUBMISSION-CONTACT
NAME			E. Todd Briddell
PHONE			610-818-4650
SUBMISSION-CONTACT
NOTIFY-INTERNET		ETBriddell@Urdang.com

			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Urdang Investment Management, Inc.
Address: 	630 West Germantown Pike
		Suite 321
		Plymouth Meeting, PA  19462

13F File Number:	028-05577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		Eric Todd Briddell
Title:    	Executive Vice President
Phone:    	610-818-4650
Signature, Place, and Date of Signing:

   Eric Todd Briddell    Plymouth Meeting, PA  August  15, 2003
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	46
Form 13F Information Table Value Total:	$278,595

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Acadia Realty Trust                             004239109     6842   747800 SH       SOLE                   747800
Apartment Investment and Manag                  03748R101     4387   126800 SH       SOLE                   126800
BRE Properties, Inc.                            05564E106     8207   247200 SH       SOLE                   247200
Boston Properties                               101121101    13974   319050 SH       SOLE                   319050
Brandywine Realty Trust                         105368203     4606   187100 SH       SOLE                   187100
Capital Automotive REIT                         139733109     3135   112000 SH       SOLE                   112000
Catellus Development Corp                       149111106     4783   217400 SH       SOLE                   217400
Chelsea Property Group                          163421100     5508   136650 SH       SOLE                   136650
Entertainment Properties Trust                  29380T105     2383    82900 SH       SOLE                    82900
Equity Office Properties Trust                  294741103    13440   497591 SH       SOLE                   497591
Equity Residential Properties                   29476L107    10337   398350 SH       SOLE                   398350
Essex Property Trust, Inc.                      297178105     5716    99850 SH       SOLE                    99850
Federal Realty Investment Trus                  313747206     5606   175200 SH       SOLE                   175200
Felcor Suite Hotels, Inc.                       31430F101     1758   223900 SH       SOLE                   223900
General Growth Properties                       370021107    10165   162800 SH       SOLE                   162800
Heritage Property Investment                    42725M107     4831   178400 SH       SOLE                   178400
Home Properties of New York, I                  437306103     7700   218500 SH       SOLE                   218500
Hospitality Properties Trust                    44106M102     3422   109500 SH       SOLE                   109500
ISTAR Financial, Inc.                           45031U101    10835   296850 SH       SOLE                   296850
Innkeepers USA Trust                            4576J0104     2707   398100 SH       SOLE                   398100
Kilroy Realty Corporation                       49427F108     7741   281500 SH       SOLE                   281500
Kimco Realty Corp.                              49446R109    13849   365400 SH       SOLE                   365400
Liberty Property Trust                          531172104     7605   219800 SH       SOLE                   219800
Macerich Company                                554382101     9316   265200 SH       SOLE                   265200
Mack Cali Realty Corporation                    554489104     8397   230800 SH       SOLE                   230800
Maguire Properties Inc.                         559775101     5438   282500 SH       SOLE                   282500
Marriott International                          571903202     3973   103400 SH       SOLE                   103400
Mid Atlantic Realty Trust                       595232109     1748    83500 SH       SOLE                    83500
Mills Corp                                      601148109     5667   168900 SH       SOLE                   168900
Pan Pacific Retail Pptys                        69806L104     3880    98600 SH       SOLE                    98600
Prentiss Properties, Inc.                       740706106     5293   176500 SH       SOLE                   176500
Prologis Trust                                  743410102    16732   612900 SH       SOLE                   612900
Reckson Associates                              75621K106     7574   363100 SH       SOLE                   363100
Regency Realty Corp.                            758849103     1892    54100 SH       SOLE                    54100
Shurgard Storage Centers, Inc.                  82567D104     3172    95900 SH       SOLE                    95900
Simon Property Group, Inc.                      828806109     5531   141700 SH       SOLE                   141700
Starwood Hotels & Resorts Worl                  85590A203     8102   283400 SH       SOLE                   283400
Sun Communities, Inc.                           866674104     3058    77800 SH       SOLE                    77800
Town & Country Trust                            892081100      860    37000 SH       SOLE                    37000
Trizec Properties Inc.                          89687P107     5582   490900 SH       SOLE                   490900
United Dominion Realty                          910197102     2276   132150 SH       SOLE                   132150
Vornado Realty Trust                            929042109     8062   184900 SH       SOLE                   184900
Developers Diversified Series                   251591830     3847   147100 SH       SOLE                   147100
Mills Corp Series E                             601148406     2909   110000 SH       SOLE                   110000
Public Storage Series R                         74460D687     2078    77100 SH       SOLE                    77100
Regency Realty Series 3                         758849202     3668   140500 SH       SOLE                   140500